Item 1. Report to Shareholders

T. Rowe Price Retirement Income Fund
--------------------------------------------------------------------------------
May 31, 2003

Certified Shareholder Report and Financials

T. Rowe Price Retirement Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials


Average Annual Compound Total Return
--------------------------------------------------------------------------------

                                                                Since
                                                            Inception
Period Ended 5/31/03                                          9/30/02
--------------------------------------------------------------------------------
Retirement Income Fund                                          11.95%

Dow Jones 40% Global Portfolio Index                            13.26

Combined Index Portfolio*                                       11.65
--------------------------------------------------------------------------------

* An unmanaged portfolio composed of 60% bonds (30% Lehman Brothers 1-3 Year Government/ Credit Index, 22.5% Lehman Brothers U.S. Aggregate Index, 7.5% CS First Boston High Yield Index) and 40% stocks (26% S&P 500 Stock Index, 4% Russell Midcap Index, 4% Russell 2000 Index, 6% MSCI EAFE Index).

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Retirement Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

     Dear Shareholder,

          We are pleased to report that your fund had a solid return of 11.95% during the eight months from its inception on September 30, 2002, to the end of its fiscal year on May 31, 2003. As shown on the preceding page, the fund performed in line with its Combined Index Portfolio benchmark but trailed its Dow Jones index.

                                10-Year         5-Year         90-Day
  As of 5/31/03                Treasury       Treasury       Treasury
                                   Note           Note           Bill
--------------------------------------------------------------------------------

  5/31/02                          5.04           4.35           1.72

  6/30/02                          4.80           4.03           1.68

  7/31/02                          4.46           3.45           1.69

  8/31/02                          4.14           3.22           1.67

  9/30/02                          3.59           2.56           1.55

  10/31/02                         3.89           2.73           1.45

  11/30/02                         4.21           3.27           1.21

  12/31/02                         3.81           2.73           1.19

  1/31/03                          3.96           2.93           1.17

  2/28/03                          3.69           2.66           1.19

  3/31/03                          3.80           2.71           1.11

  4/30/03                          3.84           2.75           1.11

  5/31/03                          3.37           2.29           1.10

--------------------------------------------------------------------------------

          As you know, the Retirement Funds are designed to provide shareholders a single, diversified portfolio that is managed to a specific retirement date. Each Retirement Fund offers exposure to different asset classes and market capitalizations. The funds are "funds of funds," achieving their diversification by investing in other T. Rowe Price mutual funds. The Retirement Income Fund's investment objective is to generate the highest total return over time consistent with an emphasis on both capital growth and income. The typical allocation for the fund is 60% bonds and 40% stocks.

Major Index Returns
--------------------------------------------------------------------------------

                                                              8-Month
  Period Ended 5/31/03                                         Return
--------------------------------------------------------------------------------

  S&P 500 Stock Index                                           19.66%

  Russell 2000 Index                                            22.91

  MSCI EAFE Index                                               14.14

  Lehman Brothers U.S. Aggregate Index                           5.77

  CS First Boston High Yield Index                              20.73
--------------------------------------------------------------------------------

          The Interest Rate Levels chart reflects the pattern of bond yields over the past year. Yields declined as the economy remained sluggish, a generally favorable environment for fixed-income securities.

          The Major Index Returns table shows how various asset classes performed over the course of the fund's shortened fiscal year. Stocks rallied during the first and last two months of the period, providing strong returns. The small-caps represented by the Russell 2000 Index fared the best, with the large-cap S&P 500 also providing solid gains. Foreign stocks (MSCI EAFE Index) lagged somewhat but were aided by a weaker dollar. High-yield ("junk") bonds also surged during the period. The investment-grade bonds tracked by the Lehman Brothers U.S. Aggregate Index posted positive returns but trailed the other asset classes.

Portfolio Holdings
--------------------------------------------------------------------------------

                                                           Returns from
  Retirement                   Minimum-      Target at     9/30/02 to
  Income Fund                   Maximum        5/31/03        5/31/03
--------------------------------------------------------------------------------

  Short-Term Bond Fund            27-33%          30.0%          4.31%

  New Income Fund             19.5-25.5           22.5           7.13

  High Yield Fund               6.5-8.5            7.5          15.77

  Equity Index 500 Fund           23-29           26.0          19.42

  Mid-Cap Growth Fund               3-5            4.0          24.78

  Small-Cap Stock Fund              3-5            4.0          17.12

  International Stock Fund          5-7            6.0          14.82
--------------------------------------------------------------------------------

          The Portfolio Holdings table shows how the fund's assets were allocated as of May 31, 2003, and the total return of each underlying fund. As you can see, assets were invested according to the fund's target allocations, and all funds contributed positively to performance.

          We thank you for your continued support.

          Respectfully submitted,

          James S. Riepe
          Chairman

          June 20, 2003

T. Rowe Price Retirement Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Financial Highlights            For a share outstanding throughout the period
--------------------------------------------------------------------------------

                                                              9/30/02
                                                              Through
                                                              5/31/03
--------------------------------------------------------------------------------

  NET ASSET VALUE

  Beginning of period                                      $    10.00

  Investment activities

  Net investment
  income (loss)                                                  0.22

  Net realized and unrealized
  gain (loss)                                                    0.96

  Total from investment
  activities                                                     1.18

  Distributions

  Net investment income                                         (0.22)

  NET ASSET VALUE

  End of period                                            $    10.96
                                                           ----------

  Ratios/Supplemental Data

  Total return^                                                 11.95%

  Ratio of total expenses
  to average net assets                                          0.00%*!

  Ratio of net investment income
  (loss) to average net assets                                   2.96%!

  Portfolio turnover rate                                         6.2%!

  Net assets, end of period (in thousands)                $    20,465
--------------------------------------------------------------------------------

^ Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions.

* See Note 4. The annualized weighted average expense ratio of the underlying funds was 0.62% for the period ended May 31, 2003.


!    Annualized


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Retirement Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials                        May 31, 2003


                             Percent of
 Statement of Net Assets     Net Assets         Shares          Value
--------------------------------------------------------------------------------
                                                                   In thousands

  T. Rowe Price Short-Term
  Bond Fund                        28.8%     1,212,414     $    5,905

  T. Rowe Price Equity
  Index 500 Fund                   26.9        211,758          5,503

  T. Rowe Price New
  Income Fund                      22.0        489,035          4,504

  T. Rowe Price
  High Yield Fund                   7.5        228,376          1,528

  T. Rowe Price International
  Stock Fund                        6.2        135,122          1,270

  T. Rowe Price Mid-Cap
  Growth Fund *                     4.3         24,612            879

  T. Rowe Price Small-Cap
  Stock Fund                        4.2         36,504            858

Total Investments

99.9% of Net Assets (Cost $19,461)                         $   20,447

Other Assets Less Liabilities                                      18

NET ASSETS                                                 $   20,465
                                                           ----------

Net Assets Consist of:
Undistributed net realized
gain (loss)                                                         1

Net unrealized gain (loss)                                 $      986

Paid-in-capital applicable to
1,867,951 shares of $0.0001
par value capital stock outstanding;
1,000,000,000 shares of
the Corporation authorized                                     19,478

NET ASSETS                                                 $   20,465
                                                           ----------

NET ASSET VALUE PER SHARE                                  $    10.96
                                                           ----------
--------------------------------------------------------------------------------

*    Non-income producing

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Retirement Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                              9/30/02
                                                              Through
                                                              5/31/03
--------------------------------------------------------------------------------

  Investment Income

  Income distributions from underlying funds               $      126

  Realized and Unrealized Gain (loss)
  Capital gain distributions from underlying funds                  1

  Change in net unrealized gain (loss)                            986

  Net realized and unrealized gain (loss)                         987

  INCREASE (DECREASE) IN NET

  ASSETS FROM OPERATIONS                                   $    1,113
                                                           ----------
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Retirement Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                              9/30/02
                                                              Through
                                                              5/31/03
--------------------------------------------------------------------------------

  Increase (Decrease) in Net Assets

  Operations

     Net investment income                                 $      126

     Net realized gain (loss)                                       1

     Change in net unrealized gain (loss)                         986

     Increase (decrease) in net
     assets from operations                                     1,113

  Distributions to shareholders

     Net investment income                                       (126)

  Capital share transactions *
     Shares sold                                               20,699

     Distributions reinvested                                     120

     Shares redeemed                                           (1,341)

     Increase (decrease) in net assets from capital
     share transactions                                        19,478

  Net Assets
  Increase (decrease) during period                            20,465

  Beginning of period                                            --

  End of period                                            $   20,465
                                                           ----------

  *Share information
     Shares sold                                                1,985

     Distributions reinvested                                      11

     Shares redeemed                                             (128)

     Increase (decrease) in shares outstanding                  1,868

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Retirement Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials                        May 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

     T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. T. Rowe Price Retirement Income Fund (the fund) is one of five portfolios established by the corporation and commenced operations on September 30, 2002. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     Basis of Preparation
     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at the closing net asset value per share of each underlying fund on the day of valuation.

     Distributions
     Income and gain distributions from the underlying Price funds and distributions to the fund's shareholders are recorded on the ex-dividend date.

     Other
     Income is recorded on the accrual basis. Purchases and sales of the underlying Price funds are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis.


NOTE 2 - INVESTMENTS IN UNDERLYING PRICE FUNDS

     Purchases and sales of the underlying Price funds for the year ended May 31, 2003 aggregated $19,638,000 and 278,000, respectively.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

     Distributions during the year ended May 31, 2003 totaled $126,000 and were characterized as ordinary income for tax purposes. At May 31, 2003, the tax-basis components of net assets were as follows:
--------------------------------------------------------------------------------

     Unrealized appreciation                               $  986,000

     Unrealized depreciation                                     --

     Net unrealized appreciation
     (depreciation)                                           986,000

     Undistributed long-term
     capital gain                                               1,000

     Paid-in capital                                       19,478,000

     Net assets                                           $20,465,000
                                                          -----------
--------------------------------------------------------------------------------

     At May 31, 2003, the cost of investments for federal income tax purposes was $19,461,000.


NOTE 4 - RELATED PARTY TRANSACTIONS

     T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc., is the investment manager for the fund, and also serves as manager for the domestic underlying Price funds.
     T. Rowe Price International, Inc. (Price International), wholly owned by Price Associates, is the investment manager for the international underlying Price funds. Price Associates and its wholly owned subsidiaries provide transfer and dividend disbursing agent, accounting, shareholder servicing, administrative, marketing, and certain other services to the fund. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and the underlying Price funds.

     The fund pays no management fees; however, Price Associates and Price International receive management fees for managing the underlying Price funds. The fund recognizes no expenses, pursuant to the investment management and special servicing agreements between and among the corporation, the underlying Price funds, Price Associates, and T. Rowe Price Services, Inc., a wholly owned subsidiary of Price Associates. Pursuant to these agreements, expenses associated with the operation of the fund are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the fund. Therefore, the fund operates at a zero expense ratio. However, the fund indirectly bears its proportionate share of the management fees and operating costs of the underlying Price funds in which it invests.

     The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At May 31, 2003, the fund held less than 25% of the outstanding shares of any underlying Price fund.

T. Rowe Price Retirement Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

  Report of Independent Auditors
------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Retirement Funds, Inc. and Shareholders of T. Rowe Price Retirement Income Fund

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Retirement Income Fund (one of the portfolios comprising
     T. Rowe Price Retirement Funds, Inc., hereafter referred to as the "Fund") at May 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the fiscal period presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 2003 by correspondence with the transfer agent, provides a reasonable basis for our opinion.

     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     June 18, 2003

T. Rowe Price Retirement Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Tax Information (Unaudited) for the Tax Year Ended 5/31/03
--------------------------------------------------------------------------------

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     For taxable non-corporate shareholders, $10,000 of the fund's distributed income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

     For corporate shareholders, $13,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.
--------------------------------------------------------------------------------

T. Rowe Price Retirement Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.

The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

--------------------------------------------------------------------------------

Independent Directors

Name
(Date of Birth)                 Principal Occupation(s) During Past 5 Years and
Year Elected*                   Directorships of Other Public Companies
--------------------------------------------------------------------------------

Anthony W. Deering              Director, Chairman of the Board, President, and
(1/28/45)                       Chief Executive Officer, The Rouse Company,
2002                            real estate developers; Director, Mercantile
                                Bank (4/03 to present)
--------------------------------------------------------------------------------
Donald W. Dick, Jr.             Principal, EuroCapital Advisors, LLC, an
(1/27/43)                       acquisition  and management advisory firm
2002
--------------------------------------------------------------------------------

David K. Fagin                  Director, Golden Star Resources Ltd., Canyon
(4/9/38)                        Resources Corp. (5/00 to present), and Pacific
2002                            Rim Mining Corp. (2/02 to present); Chairman
                                and President, Nye Corp.
--------------------------------------------------------------------------------

F. Pierce Linaweaver            President, F. Pierce Linaweaver & Associates,
(8/22/34)                       Inc., consulting environmental and civil
2002                            engineers
--------------------------------------------------------------------------------

Hanne M. Merriman               Retail Business Consultant; Director, Ann Taylor
(11/16/41)                      Stores Corp., Ameren Corp., Finlay Enterprises,
2002                            Inc., The Rouse Company, and US Airways Group,
                                Inc.
--------------------------------------------------------------------------------

John G. Schreiber               Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)                      a real estate investment company; Senior Advisor
2002                            and Partner, Blackstone Real Estate Advisors,
                                L.P.; Director, AMLI Residential Properties
                                Trust, Host Marriott Corp., and The Rouse
                                Company
--------------------------------------------------------------------------------

Hubert D. Vos                   Owner/President, Stonington Capital Corp., a
(8/2/33)                        private investment company
2002
--------------------------------------------------------------------------------

Paul M. Wythes                  Founding Partner, Sutter Hill Ventures, a
(6/23/33)                       venture capital limited partnership, providing
2002                            equity capital to young high-technology
                                companies throughout the United States;
                                Director, Teltone Corp.
--------------------------------------------------------------------------------

* Each independent director oversees 105 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

T. Rowe Price Retirement Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

--------------------------------------------------------------------------------
Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price        Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]            Directorships of Other Public Companies
--------------------------------------------------------------------------------

James A.C. Kennedy              Director and Vice President, T. Rowe Price
(8/15/53)                       and T. Rowe Price Group, Inc.
2002
[37]
--------------------------------------------------------------------------------

James S. Riepe                  Director and Vice President, T. Rowe Price; Vice
(6/25/43)                       Chairman of the Board, Director, and Vice
2002                            President, T. Rowe Price Group, Inc.; Chairman
[105]                           of the Board and Director, T. Rowe Price Global
                                Asset Management Limited, T. Rowe Price Global
                                Investment Services Limited, T. Rowe Price
                                Investment Services, Inc., T. Rowe Price
                                Retirement Plan Services, Inc., and T. Rowe
                                Price Services, Inc.; Chairman of the Board,
                                Director, President, and Trust Officer, T. Rowe
                                Price Trust Company; Director, T. Rowe Price
                                International, Inc.; Chairman of the Board,
                                Retirement Funds
--------------------------------------------------------------------------------

M. David Testa                  Chief Investment Officer, Director, and Vice
(4/22/44)                       President, T. Rowe Price; Vice Chairman of the
2002                            Board, Chief Investment Officer, Director,  and
[105]                           Vice President, T. Rowe Price Group, Inc.;
                                Director, T. Rowe Price Global Asset Management
                                Limited and T. Rowe Price Global Investment
                                Services Limited; Chairman of the Board and
                                Director, T. Rowe Price International, Inc.;
                                Director and Vice President, T. Rowe Price Trust
                                Company; Vice President, Retirement Funds

--------------------------------------------------------------------------------

* Each inside director serves until retirement, resignation, or election of a successor.

T. Rowe Price Retirement Income Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Officers

Name (Date of Birth)
Title and Fund(s) Served        Principal Occupation(s)
--------------------------------------------------------------------------------

Brian W.H. Berghuis (10/12/58)  Vice President, T. Rowe Price and T. Rowe
Vice President, Retirement      Price Group, Inc.
Funds

--------------------------------------------------------------------------------

Stephen W. Boesel (12/28/44)    Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President,       Group, Inc., and T. Rowe Price Trust Company
Retirement Funds
--------------------------------------------------------------------------------

Stephen V. Booth (6/21/61)      Vice President, T. Rowe Price, T. Rowe Price
Vice President, Retirement      Group, Inc., and T. Rowe Price Trust Company
Funds
--------------------------------------------------------------------------------

Joseph A. Carrier (12/30/60)    Vice President, T. Rowe Price, T. Rowe Price
Treasurer, Retirement Funds     Group, Inc., and T. Rowe Price Investment
                                Services, Inc.
--------------------------------------------------------------------------------

Jerome A. Clark (1/2/61)        Vice President, T. Rowe Price, T. Rowe Price
Vice President, Retirement      Group, Inc., T. Rowe Price Investment Services,
Funds                           Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Roger L.Fiery III (2/10/59)     Vice President, T. Rowe Price, T. Rowe Price
Vice President, Retirement      Group, Inc., T. Rowe Price International, Inc.,
Funds                           and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

John R. Ford (11/25/57)         Vice President, T. Rowe Price and T. Rowe Price
Vice President, Retirement      Group, Inc.; Director, Chief Investment Officer,
Funds                           and Vice President, T. Rowe Price International,
                                Inc.
--------------------------------------------------------------------------------

Gregory S. Golczewski           Vice President, T. Rowe Price and T. Rowe Price
(1/15/66)                       Trust Company
Assistant Vice President,
Retirement Funds
--------------------------------------------------------------------------------

Henry H. Hopkins (12/23/42)     Director and Vice President, T. Rowe Price
Vice President, Retirement      Group, Inc., T. Rowe Price Investment Services,
Funds                           Inc., T. Rowe Price Services, Inc., and T. Rowe
                                Price Trust Company; Vice President, T. Rowe
                                Price, T. Rowe Price International, Inc., and
                                T. Rowe Price Retirement Plan Services, Inc.
--------------------------------------------------------------------------------

Patricia B. Lippert (1/12/53)   Assistant Vice President, T. Rowe Price and
Secretary, Retirement Funds     T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------

Gregory A. McCrickard           Vice President, T. Rowe Price, T. Rowe Price
(10/19/58)                      Group, Inc., and T. Rowe Price Trust Company
Vice President, Retirement
Funds
--------------------------------------------------------------------------------

George A. Murnaghan (5/1/56)    Vice President, T. Rowe Price, T. Rowe Price
Vice President, Retirement      Group, Inc., T. Rowe Price International, Inc.,
Funds                           T. Rowe Price Investment Services, Inc., and
                                T. Rowe Price Trust Company

--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served        Principal Occupation(s)
--------------------------------------------------------------------------------

Edmund M. Notzon III            Vice President, T. Rowe Price, T. Rowe Price
(10/1/45)                       Group, Inc., T. Rowe Price Investment Services,
President, Retirement           Inc., and T. Rowe Price Trust Company
Funds
--------------------------------------------------------------------------------

Larry J. Puglia, CFA            Vice President, T. Rowe Price and T. Rowe Price
(8/25/60)                       Group, Inc.
Vice President, Retirement
Funds
--------------------------------------------------------------------------------

William T. Reynolds (5/26/48)   Director and Vice President, T. Rowe Price
Vice President, Retirement      and T. Rowe Price Group, Inc.; Director, T. Rowe
Funds                           Price Global Asset Management Limited
--------------------------------------------------------------------------------

Brian C. Rogers (6/27/55)       Vice President, T. Rowe Price and T. Rowe Price
Vice President, Retirement      Trust Company; Director and Vice President,
Funds                           T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Mark J. Vaselkiv (7/22/58)      Vice President, T. Rowe Price and T. Rowe Price
Vice President, Retirement      Group, Inc.
Funds
--------------------------------------------------------------------------------

David J.L. Warren (4/15/57)     Vice President, T. Rowe Price and T. Rowe Price
Vice President, Retirement      Group, Inc.; Director, Chief Executive Officer,
Funds                           and President, T. Rowe Price International,
                                Inc.;  Director, T. Rowe Price Global Asset
                                Management Limited
--------------------------------------------------------------------------------

Richard T. Whitney (5/7/58)     Vice President, T. Rowe Price, T. Rowe Price
Vice President, Retirement      Group, Inc., T. Rowe Price Trust Company, and
Funds                           T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

Edward A. Wiese, CFA            Vice President, T. Rowe Price, T. Rowe Price
(4/12/59)                       Group, Inc., and T. Rowe Price Trust Company;
Vice President, Retirement      Chief Investment Officer, Director, and Vice
Funds                           President, T. Rowe Price Savings Bank
--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a) Not required at this time.

(b) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940, are attached.

A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 14, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 14, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     July 09, 2003